Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2018
Registrant Name	Pear Tree Funds
Central Index Key	0000722885
Amendment Flag	false
Document Creation Date	Dec. 13, 2018
Document Effective Date	Dec. 13, 2018
Prospectus Date	Aug. 01, 2018
Pear Tree Polaris Small Cap Fund | Ordinary Shares
Risk/Return:
Trading Symbol	USBNX
Pear Tree Polaris Small Cap Fund | Institutional Shares
Risk/Return:
Trading Symbol	QBNAX
Pear Tree Quality Fund | Ordinary Shares
Risk/Return:
Trading Symbol	USBOX
Pear Tree Quality Fund | Institutional Shares
Risk/Return:
Trading Symbol	QGIAX
Pear Tree Axiom Emerging Markets World Equity Fund | Ordinary Shares
Risk/Return:
Trading Symbol	QFFOX
Pear Tree Axiom Emerging Markets World Equity Fund | Institutional Shares
Risk/Return:
Trading Symbol	QEMAX
Pear Tree Axiom Emerging Markets World Equity Fund | R6 Shares
Risk/Return:
Trading Symbol	QFFRX
Pear Tree Polaris Foreign Value Fund | Ordinary Shares
Risk/Return:
Trading Symbol	QFVOX
Pear Tree Polaris Foreign Value Fund | Institutional Shares
Risk/Return:
Trading Symbol	QFVIX
Pear Tree Polaris Foreign Value Fund | R6 Shares
Risk/Return:
Trading Symbol	QFVRX
Pear Tree Polaris Foreign Value Small Cap Fund | Ordinary Shares
Risk/Return:
Trading Symbol	QUSOX
Pear Tree Polaris Foreign Value Small Cap Fund | Institutional Shares
Risk/Return:
Trading Symbol	QUSIX
Pear Tree Polaris Foreign Value Small Cap Fund | R6 Shares
Risk/Return:
Trading Symbol	QUSRX